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Schedule of Investments
(unaudited)
Putnam Global Health Care Fund 2
Notes to Schedule of Investments 6

Putnam Global Health Care Fund
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Biotechnology 17.4%
AbbVie, Inc. ....................................... United States 406,900 $ 88,590,268
Amgen, Inc. ....................................... United States 48,160 16,219,806
a,b
Apogee Therapeutics, Inc. ............................. United States 88,000 7,228,320
a
Argenx SE ........................................ Netherlands 16,189 13,532,932
a
Ascendis Pharma A/S ................................ Denmark 31,488 7,056,776
a,b
Cytokinetics, Inc. .................................... United States 54,500 4,183,420
Gilead Sciences, Inc. ................................ United States 286,000 38,446,980
a
Insmed, Inc. ....................................... United States 89,900 9,611,209
a,b
Newamsterdam Pharma Co. NV ........................ Netherlands 120,500 4,058,440
Regeneron Pharmaceuticals, Inc. ....................... United States 19,538 12,011,572
a
Rhythm Pharmaceuticals, Inc. .......................... United States 76,900 6,791,808
a
United Therapeutics Corp. ............................. United States 15,840 8,820,029
a
Vertex Pharmaceuticals, Inc. ........................... United States 64,340 28,794,724
a
Xenon Pharmaceuticals, Inc. ........................... Canada 134,200 7,344,766
252,691,050
Health Care Equipment & Supplies 10.8%
a
Boston Scientific Corp. ............................... United States 278,948 13,475,978
a
Dexcom, Inc. ....................................... United States 325,000 23,965,500
a
Edwards Lifesciences Corp. ........................... United States 474,800 41,055,956
Hoya Corp. ........................................ Japan 130,800 22,213,391
a
Intuitive Surgical, Inc. ................................ United States 139,340 59,169,338
159,880,163
Health Care Providers & Services 15.0%
Cardinal Health, Inc. ................................. United States 157,400 30,976,320
CVS Health Corp. ................................... United States 440,300 40,058,494
HCA Healthcare, Inc. ................................. United States 45,780 17,329,561
McKesson Corp. .................................... United States 42,240 31,360,665
UnitedHealth Group, Inc. .............................. United States 266,960 101,527,558
221,252,598
Life Sciences Tools & Services 6.0%
Thermo Fisher Scientific, Inc. .......................... United States 133,880 65,937,239
a
Waters Corp. ...................................... United States 58,640 22,492,545
88,429,784
Pharmaceuticals 48.7%
AstraZeneca plc .................................... United Kingdom 368,545 68,425,768
Bristol-Myers Squibb Co. .............................. United States 448,200 25,628,076
Chugai Pharmaceutical Co. Ltd. ........................ Japan 246,100 12,171,231
Eli Lilly & Co. ...................................... United States 174,220 192,513,100
GSK plc .......................................... United Kingdom 509,032 12,871,710
Johnson & Johnson ................................. United States 550,143 123,963,722
Merck & Co., Inc. ................................... United States 601,971 71,465,997
Novartis AG ....................................... United States 499,771 75,170,633
Novo Nordisk A/S, B ................................. Denmark 609,968 27,872,586
Roche Holding AG .................................. United States 97,154 40,877,588
Royalty Pharma plc, A ................................ United States 223,000 12,434,480
Sanofi SA ......................................... United States 540,411 47,371,967
710,766,858
Total Common Stocks (Cost $901,354,493) ...................................
1,433,020,453

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Boston Scientific Corp., Counterparty CITI, January Strike Price
$100.00, Expires 1/15/27 ............................ 16,954,400 819,067,064 $ 58,757
Total Options Purchased (Cost $467,941) ....................................
58,757
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c,d
U.S. Treasury Bills, 3.55%, 7/16/26 ...................... United States 2,500,000 2,488,719
Total U.S. Government and Agency Securities (Cost $2,489,002) ................
2,488,719
Shares
Management Investment Companies 1.4%
e,f
Putnam Short Term Investment Fund, Class P, 3.801% ....... United States 19,825,753 19,825,753
Total Management Investment Companies (Cost $19,825,753) ..................
19,825,753
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
e,f
Putnam Cash Collateral Pool, LLC, 3.881% ................ United States 6,383,950 6,383,950
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $6,383,950) ..........................................................
6,383,950
Total Short Term Investments (Cost $28,698,705 ) ..............................
28,698,422
a
Total Investments (Cost $930,521,139) 99.9% .................................
$1,461,777,632
Other Assets, less Liabilities 0.1% ...........................................
2,511,400
Net Assets 100.0% .........................................................
$1,464,289,032
a a a
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2026.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2026, the value of this security pledged amounted to $1,035,308, representing 0.1% of net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At May 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 19,677,300 26,048,318 6/17/26 $ 450,307 $ —
British Pound ...... BZWS Sell 6,750,500 8,935,873 6/17/26 — (154,753)
British Pound ...... CITI Buy 8,562,100 11,334,119 6/17/26 196,115 —
British Pound ...... GSCO Sell 12,066,000 15,972,126 6/17/26 — (276,669)
British Pound ...... HSBK Sell 3,719,400 4,946,783 6/17/26 — (61,982)
British Pound ...... SSBT Buy 1,873,300 2,491,543 6/17/26 31,154 —
British Pound ...... TDOM Sell 1,264,000 1,681,158 6/17/26 — (21,020)
British Pound ...... UBSW Sell 3,170,800 4,217,237 6/17/26 — (52,751)
Danish Krone ...... BOFA Buy 95,724,500 14,913,017 6/17/26 86,776 (48,651)
Danish Krone ...... CITI Sell 119,778,100 18,800,289 6/17/26 97,286 (5,053)
Danish Krone ...... GSCO Sell 53,327,000 8,210,722 6/17/26 — (118,384)
Danish Krone ...... HSBK Sell 69,832,700 10,789,555 6/17/26 — (117,565)
Danish Krone ...... JPHQ Buy 94,700,600 14,842,438 6/17/26 40,886 (92,104)
Danish Krone ...... JPHQ Sell 19,172,900 2,970,206 6/17/26 — (24,396)
Danish Krone ...... MSCO Sell 99,910,900 15,470,658 6/17/26 — (134,355)
Danish Krone ...... SSBT Sell 68,235,800 10,543,055 6/17/26 — (114,647)
Danish Krone ...... UBSW Buy 223,958,000 34,689,299 6/17/26 290,543 —
Euro ............. BOFA Buy 3,219,000 3,774,613 6/17/26 — (17,469)
Euro ............. BOFA Sell 30,774,800 35,374,402 6/17/26 — (545,248)
Euro ............. BZWS Buy 134,800 154,947 6/17/26 2,388 —
Euro ............. CITI Sell 6,855,900 7,955,011 6/17/26 — (47,040)
Euro ............. GSCO Buy 3,271,600 3,760,541 6/17/26 57,997 —
Euro ............. HSBK Sell 8,160,900 9,528,565 6/17/26 55,751 (52,403)
Euro ............. JPHQ Buy 10,424,300 12,056,527 6/17/26 110,480 —
Euro ............. MSCO Buy 25,652,500 29,875,050 6/17/26 141,097 (75,130)
Euro ............. SSBT Buy 8,187,200 9,443,501 6/17/26 112,413 —
Euro ............. TDOM Sell 19,681,100 22,702,247 6/17/26 — (269,087)
Euro ............. UBSW Buy 27,708,000 31,959,100 6/17/26 381,050 —
Euro ............. WPAC Buy 1,251,500 1,438,539 6/17/26 22,183 —
Swedish Krona ..... GSCO Buy 14,073,900 1,501,344 6/17/26 24,133 —
Swiss Franc ....... BOFA Sell 8,741,400 11,178,124 6/17/26 — (38,929)
Swiss Franc ....... CITI Buy 2,907,800 3,748,772 6/17/26 — (17,454)
Swiss Franc ....... CITI Sell 18,154,400 23,215,167 6/17/26 — (80,742)
Swiss Franc ....... HSBK Buy 9,134,100 11,695,256 6/17/26 25,714 —
Swiss Franc ....... JPHQ Buy 3,363,700 4,316,374 6/17/26 — (40)
Swiss Franc ....... MSCO Buy 11,594,900 14,870,862 6/17/26 7,831 —
Swiss Franc ....... SSBT Buy 3,866,800 4,950,784 6/17/26 11,133 —
Swiss Franc ....... TDOM Buy 8,943,200 11,451,987 6/17/26 24,018 —
Swiss Franc ....... UBSW Buy 13,551,400 17,351,056 6/17/26 38,238 —
Swiss Franc ....... WPAC Sell 2,082,700 2,669,365 6/17/26 — (3,177)
Australian Dollar .... BOFA Buy 70,900 49,982 7/15/26 932 —
Australian Dollar .... CITI Buy 5,916,800 4,171,436 7/15/26 77,535 —
Australian Dollar .... HSBK Buy 3,921,600 2,764,712 7/15/26 51,466 —
Australian Dollar .... HSBK Sell 3,697,000 2,680,226 7/15/26 25,337 —
Australian Dollar .... MSCO Sell 3,741,500 2,637,208 7/15/26 — (49,637)
Australian Dollar .... SSBT Sell 1,806,700 1,273,698 7/15/26 — (23,729)
Australian Dollar .... UBSW Sell 5,337,200 3,762,251 7/15/26 — (70,498)
Australian Dollar .... WPAC Buy 22,845,100 16,104,836 7/15/26 300,681 —
Canadian Dollar .... GSCO Sell 11,223,500 8,152,614 7/15/26 — (3,939)
Canadian Dollar .... HSBK Buy 5,243,800 3,809,298 7/15/26 1,575 —
Canadian Dollar .... JPHQ Sell 2,778,300 2,018,166 7/15/26 — (933)
Israeli New Shekel .. GSCO Buy 21,415,600 6,995,476 7/15/26 602,090 —
New Zealand Dollar . UBSW Buy 4,091,500 2,399,976 7/15/26 53,643 —
Japanese Yen ...... BOFA Sell 757,950,300 4,842,524 8/12/26 55,270 —

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... BZWS Buy 1,198,567,300 7,709,728 8/12/26 $ — $ (139,513)
Japanese Yen ...... GSCO Buy 1,150,569,500 7,401,445 8/12/26 — (134,388)
Japanese Yen ...... HSBK Sell 540,439,900 3,476,537 8/12/26 63,090 —
Japanese Yen ...... JPHQ Buy 604,045,600 3,885,662 8/12/26 — (70,478)
Japanese Yen ...... MSCO Buy 1,128,668,900 7,260,744 8/12/26 — (132,012)
Japanese Yen ...... SSBT Sell 1,397,314,900 8,988,237 8/12/26 162,722 —
Japanese Yen ...... TDOM Buy 650,176,300 4,182,139 8/12/26 — (75,591)
Japanese Yen ...... UBSW Buy 1,225,525,500 7,883,059 8/12/26 — (142,574)
Total Forward Exchange Contracts ................................................... $3,601,834 $(3,212,341)
Net unrealized appreciation (depreciation) ............................................ $389,493
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Global Health Care Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund , Class P , 3.801% ...... $22,873,286 $290,876,726 $(293,924,259) $— $— $19,825,753 19,825,753 $687,985
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC , 3.881% ............. $13,230,970 $109,158,430 $(116,005,450) $— $— $6,383,950 6,383,950 $146,759
Total Affiliated Securities ... $36,104,256 $400,035,156 $(409,929,709) $— $— $26,209,703 $834,744
2. Financial Instrument Valuation
(continued)

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Global Health Care Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 239,158,118 $ 13,532,932 $ — $ 252,691,050
Health Care Equipment & Supplies ......... 137,666,772 22,213,391 — 159,880,163
Health Care Providers & Services .......... 221,252,598 — — 221,252,598
Life Sciences Tools & Services ............ 88,429,784 — — 88,429,784
Pharmaceuticals ....................... 426,005,375 284,761,483 — 710,766,858
Options Purchased ....................... — 58,757 — 58,757
Short Term Investments ................... 19,825,753 8,872,669 — 28,698,422
Total Investments in Securities ........... $1,132,338,400 $329,439,232
b
$— $1,461,777,632
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,601,834 $— $3,601,834
Total Other Financial Instruments ......... $— $3,601,834 $— $3,601,834
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,212,341 $ — $ 3,212,341
Total Other Financial Instruments ......... $— $3,212,341 $— $3,212,341
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $320,507,806, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.